Summit Municipal Funds	07/01/2008 - 06/30/2009

ICA File Number: 811-07095
Reporting Period: 07/01/2008 - 06/30/2009
T. Rowe Price Summit Municipal Funds, Inc.

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-7095

T. Rowe Price Summit Municipal Funds, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, Maryland 21202

(Address of principal executive offices)

Edward C. Bernard
100 East Pratt Street
Baltimore, Maryland 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-3577

Date of fiscal year end: 10/31

Date of reporting period: 7/1/08 to 6/30/09

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) T. Rowe Price Summit Municipal Funds, Inc.

By (Signature and Title) /s/ Edward C. Bernard
Edward C. Bernard, Chairman of the Board – T. Rowe Price Funds

Date August 26, 2009

========================= SUMMIT MUNICIPAL INCOME FUND =========================

SUSSEX COUNTY DELAWARE, 5.9% DUE 1/1/2026

Ticker:                      Security ID:  86926RBL3
Meeting Date: MAY 29, 2009   Meeting Type: Consent Solicitation
Record Date:

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Consent to the proposed amendments.     N/A       Take No      Management
                                                        Action

====================== SUMMIT MUNICIPAL INTERMEDIATE FUND ======================

NEW JERSEY HEALTHCARE, 5% DUE 7/1/2012

Ticker:                      Security ID:  64579FGP2
Meeting Date: MAY 22, 2009   Meeting Type: Consent Solicitiation
Record Date:

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Consent to the proposed amendments.     N/A       Yes          Management

--------------------------------------------------------------------------------

NEW JERSEY HEALTHCARE, 5% DUE 7/1/2014

Ticker:                      Security ID:  64579FGQ0
Meeting Date: MAY 22, 2009   Meeting Type: Consent Solicitiation
Record Date:

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Consent to the proposed amendments.     N/A       Yes          Management

--------------------------------------------------------------------------------

NEW JERSEY HEALTHCARE, 5% DUE 7/1/2018

Ticker:                      Security ID:  64579FGR8
Meeting Date: MAY 22, 2009   Meeting Type: Consent Solicitiation
Record Date:

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Consent to the proposed amendments.     N/A       Yes          Management

--------------------------------------------------------------------------------

SUSSEX COUNTY DELAWARE, 5.9% DUE 1/1/2026

Ticker:                      Security ID:  86926RBL3
Meeting Date: MAY 29, 2009   Meeting Type: Consent Solicitation
Record Date:

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Consent to the proposed amendments.     N/A       Take No      Management
                                                        Action

====================== SUMMIT MUNICIPAL MONEY MARKET FUND ======================

The Fund held no securities during the period covered by this report in which there was a securityholder vote.  Accordingly, there are no proxy votes to report.

=================================== END NPX REPORT==============================